Identifiable Intangible Assets and Goodwill - Finite-lived and Indefinite-lived Intangible Assets (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		$ 91,788	$ 93,595
Finite-lived intangible assets, accumulated amortization	[1]	(60,743)	(57,033)
Finite-lived intangible assets, less accumulated amortization		31,045	36,562
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets		4,165	12,179
Intangible assets, gross carrying amount	[1]	95,954	105,774
Identifiable Intangible Assets, less Accumulated Amortization	[1],[2]	35,211	48,741
Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	[3]	1,994	6,929
In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	[3]	2,171	5,249
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	[3]	89,430	89,550
Finite-lived intangible assets, accumulated amortization	[3]	(58,895)	(54,785)
Finite-lived intangible assets, less accumulated amortization	[3]	30,535	34,765
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	[3]	923	2,134
Finite-lived intangible assets, accumulated amortization	[3]	(708)	(1,152)
Finite-lived intangible assets, less accumulated amortization	[3]	215	982
Licensing Agreements And Other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount		1,436	1,911
Finite-lived intangible assets, accumulated amortization		(1,140)	(1,096)
Finite-lived intangible assets, less accumulated amortization		$ 296	$ 815

[1]	The decrease in Identifiable intangible assets, less accumulated amortization, is primarily due to the reclassification of $5.8 billion of intangible assets, net, ($6.3 billion total gross carrying amount) to Assets held for sale during the fourth quarter of 2018 (see Note 2C) and amortization and impairments, partially offset by additions, mainly consisting of $240 million of Developed technology rights recorded in connection with the EU approval of Mylotarg (see Note 7E).
[2]	Amounts may not add due to rounding.
[3]	The changes in the gross carrying amount of Developed technology rights, Brands, Brands and other and IPR&D primarily reflect (i) the reclassification of $6.1 billion of Brands and Brands and other to Assets held for sale during the fourth quarter of 2018 (see Note 2C), (ii) the transfer of $2.7 billion from IPR&D to Developed technology rights to reflect the approval of Xtandi in the U.S. for the treatment of men with non-metastatic castration-resistant prostate cancer, which is being developed through a collaboration with Astellas (see Note 2A), (iii) $240 million of Developed technology rights recorded in connection with the EU approval of Mylotarg (see Note 7E), as well as impairments of $2.9 billion of Developed technology rights (see Note 4).